BASIS OF PRESENTATION (Details) (Service Life [Member])	0 Months Ended
Sep. 30, 2011
Building [Member]
Change In Accounting Estimate Line Items
Change In Accounting Estimate Description	the estimated useful life of buildings was changed from a range of 25 to 50 years to an aggregate useful life of 40 years
Machinery And Equipment [Member]
Change In Accounting Estimate Line Items
Change In Accounting Estimate Description	the estimated useful life of machinery was changed to a range of useful life of 15 to 20 years from a range of 7 to 15 years